American Century Investments®
Quarterly Portfolio Holdings
Small Cap Dividend Fund
December 31, 2025

Small Cap Dividend Fund - Schedule of Investments
DECEMBER 31, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 98.7%
Automobile Components — 0.4%
Patrick Industries, Inc.(1)	3,561	386,119
Banks — 21.0%
Atlantic Union Bankshares Corp.	53,771	1,898,116
Bank7 Corp.	33,646	1,378,813
Central BanCo, Inc., Class A	22,942	553,361
City Holding Co.	2,868	341,866
Columbia Banking System, Inc.	104,789	2,928,853
CVB Financial Corp.	27,887	518,698
Esquire Financial Holdings, Inc.	4,323	441,249
First Merchants Corp.	12,092	453,208
FNB Corp.	53,942	922,408
Home BancShares, Inc.	88,590	2,461,030
International Bancshares Corp.	37,186	2,470,638
Lakeland Financial Corp.	12,424	708,913
Northpointe Bancshares, Inc.	35,313	592,552
Old National Bancorp	99,354	2,216,588
Popular, Inc.	10,205	1,270,727
Provident Financial Services, Inc.	60,532	1,195,507
United Bankshares, Inc.	25,714	987,418
Webster Financial Corp.	34,345	2,161,674
		23,501,619
Building Products — 1.1%
Tecnoglass, Inc.	24,172	1,216,335
Capital Markets — 3.7%
GCM Grosvenor, Inc., Class A	109,742	1,242,279
Marex Group PLC	48,969	1,878,451
Oppenheimer Holdings, Inc., Class A	13,537	978,590
		4,099,320
Chemicals — 4.2%
Ashland, Inc.	33,725	1,978,646
Avient Corp.	33,097	1,033,950
Minerals Technologies, Inc.	27,569	1,680,331
		4,692,927
Commercial Services and Supplies — 2.0%
Brink's Co.	16,987	1,982,893
UniFirst Corp.	1,470	283,563
		2,266,456
Construction Materials — 1.5%
Titan America SA(2)	102,184	1,683,992
Containers and Packaging — 2.7%
Graphic Packaging Holding Co.	199,701	3,007,497
Electrical Equipment — 1.3%
Hammond Power Solutions, Inc.(1)	12,528	1,455,659
Electronic Equipment, Instruments and Components — 2.7%
Avnet, Inc.	13,130	631,290
Ingram Micro Holding Corp.(1)	59,625	1,272,398
Vishay Intertechnology, Inc.	78,247	1,133,799
		3,037,487
Energy Equipment and Services — 2.0%
Flowco Holdings, Inc., Class A	94,709	1,774,847

Liberty Energy, Inc.	27,005	498,512
		2,273,359
Financial Services — 3.0%
Enact Holdings, Inc.	7,856	311,412
EVERTEC, Inc.	105,006	3,054,624
		3,366,036
Gas Utilities — 0.6%
Southwest Gas Holdings, Inc.	8,828	706,417
Ground Transportation — 1.9%
Heartland Express, Inc.	50,409	455,193
Marten Transport Ltd.	40,003	455,234
Proficient Auto Logistics, Inc.(2)	128,720	1,240,861
		2,151,288
Health Care Equipment and Supplies — 1.7%
Embecta Corp.	158,390	1,881,673
Health Care REITs — 2.0%
American Healthcare REIT, Inc.	18,817	885,528
LTC Properties, Inc.	40,051	1,376,953
		2,262,481
Hotel & Resort REITs — 2.4%
Ryman Hospitality Properties, Inc.	21,022	1,989,102
Xenia Hotels & Resorts, Inc.	48,900	691,446
		2,680,548
Hotels, Restaurants and Leisure — 2.6%
Papa John's International, Inc.	32,120	1,236,299
Vail Resorts, Inc.(1)	12,717	1,688,817
		2,925,116
Household Durables — 2.7%
KB Home	27,255	1,537,455
Meritage Homes Corp.	22,623	1,488,593
		3,026,048
Household Products — 2.0%
Spectrum Brands Holdings, Inc.	37,163	2,195,590
Industrial REITs — 3.2%
Americold Realty Trust, Inc.(1)	172,927	2,223,841
Terreno Realty Corp.	22,251	1,306,356
		3,530,197
Insurance — 3.1%
Axis Capital Holdings Ltd.	29,122	3,118,675
Fidelis Insurance Holdings Ltd.	15,401	301,398
		3,420,073
Leisure Products — 1.8%
Brunswick Corp.	26,744	1,985,475
Machinery — 6.3%
Albany International Corp., Class A	34,314	1,739,720
Kennametal, Inc.	35,947	1,021,254
Luxfer Holdings PLC	138,990	1,880,535
Timken Co.	29,004	2,440,106
		7,081,615
Media — 2.2%
Entravision Communications Corp., Class A	230,246	674,621
John Wiley & Sons, Inc., Class A	37,885	1,160,417
Townsquare Media, Inc., Class A	113,354	582,640
		2,417,678

Multi-Utilities — 0.7%
Northwestern Energy Group, Inc.	12,432	802,361
Oil, Gas and Consumable Fuels — 8.5%
Chord Energy Corp.	15,620	1,447,974
Crescent Energy Co., Class A	260,813	2,188,221
Hess Midstream LP, Class A	58,053	2,002,828
Infinity Natural Resources, Inc., Class A(2)	46,788	689,187
Mach Natural Resources LP	119,088	1,314,732
TXO Partners LP	172,025	1,835,507
		9,478,449
Personal Care Products — 0.8%
Edgewell Personal Care Co.	55,401	944,587
Professional Services — 2.4%
Korn Ferry	18,548	1,224,539
Science Applications International Corp.	14,732	1,482,923
		2,707,462
Residential REITs — 0.6%
UMH Properties, Inc.	43,239	687,932
Semiconductors and Semiconductor Equipment — 2.0%
Amkor Technology, Inc.	23,398	923,753
Kulicke & Soffa Industries, Inc.	28,656	1,305,567
		2,229,320
Software — 0.7%
Opera Ltd., ADR(1)	56,292	797,095
Specialized REITs — 1.6%
EPR Properties	30,360	1,514,964
Smartstop Self Storage REIT, Inc.(1)	9,445	292,228
		1,807,192
Specialty Retail — 1.7%
Bath & Body Works, Inc.	93,008	1,867,601
Tobacco — 0.5%
Turning Point Brands, Inc.	5,259	570,076
Trading Companies and Distributors — 1.1%
Applied Industrial Technologies, Inc.	4,554	1,169,331
TOTAL COMMON STOCKS (Cost $117,720,353)		110,312,411
PREFERRED SECURITIES — 0.5%
Financial Services — 0.5%
Compass Diversified Holdings, 7.875% (Cost $534,110)	30,468	541,112
SHORT-TERM INVESTMENTS — 4.0%
Money Market Funds — 4.0%
State Street Navigator Securities Lending Government Money Market Portfolio(3) (Cost $4,470,376)	4,470,376	4,470,376
TOTAL INVESTMENT SECURITIES — 103.2% (Cost $122,724,839)		115,323,899
OTHER ASSETS AND LIABILITIES — (3.2)%		(3,559,524)
TOTAL NET ASSETS — 100.0%		$111,764,375

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	98,851	USD	72,169	Citibank NA	3/27/26	$113
CAD	112,132	USD	81,746	Citibank NA	3/27/26	246
CAD	55,693	USD	40,539	Citibank NA	3/27/26	185
CAD	40,891	USD	30,005	Citibank NA	3/27/26	(105)
USD	1,428,053	CAD	1,957,386	Citibank NA	3/27/26	(3,217)
USD	41,681	CAD	57,078	Citibank NA	3/27/26	(55)
						$(2,833)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CAD	–	Canadian Dollar
USD	–	United States Dollar
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $6,683,826. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $6,896,805, which includes securities collateral of $2,426,429.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$108,856,752	$1,455,659	—
Preferred Securities	541,112	—	—
Short-Term Investments	4,470,376	—	—
	$113,868,240	$1,455,659	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$544	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$3,377	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.